Schedule of Long-Term Debt (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Debt Instrument [Line Items]
Long-term debt	$ 3,360		$ 2,842
Other	34		63
Total	3,394		2,905
Less: Short-term debt and current portion of long-term debt	89		57
Long-term debt	3,305		2,848
3 1/2% Convertible Senior Notes
Debt Instrument [Line Items]
Debt instrument interest percentage	3.50%
Senior Notes | Floating Rate Senior Notes
Debt Instrument [Line Items]
Maturity Dates	May 2014
Long-term debt	0		250
Senior Notes | 4 7/8% Senior Notes
Debt Instrument [Line Items]
Debt instrument interest percentage	4.875%		4.875%
Maturity Dates	November 2017
Long-term debt	300		300
Senior Notes | Floating Rate Senior Notes Due December 2017
Debt Instrument [Line Items]
Maturity Dates	December 2017
Long-term debt	247		0
Senior Notes | 9 5/8% Senior Notes
Debt Instrument [Line Items]
Debt instrument interest percentage	5.625%		5.625%
Maturity Dates	March 2018
Long-term debt	0		446
Senior Notes | 8 1/4% Senior Notes
Debt Instrument [Line Items]
Debt instrument interest percentage	8.25%		8.25%
Maturity Dates	January 2019
Long-term debt	691		730
Senior Notes | 9 3/4% Senior Notes
Debt Instrument [Line Items]
Debt instrument interest percentage	9.75%		9.75%
Maturity Dates	March 2020
Long-term debt	223		250
Senior Notes | 6% Euro-Denominated Senior Notes
Debt Instrument [Line Items]
Debt instrument interest percentage	6.00%		6.00%
Maturity Dates	March 2021
Long-term debt	344		0
Senior Notes | 5 1/2% Senior Notes
Debt Instrument [Line Items]
Debt instrument interest percentage	5.50%		5.50%
Maturity Dates	April 2023
Long-term debt	500		0
Convertible Notes | 3 1/2% Convertible Senior Notes
Debt Instrument [Line Items]
Debt instrument interest percentage	3.50%		3.50%
Maturity Dates	October 2014
Long-term debt	66		128
Loans | Floating Rate Term Loan Due May 2016
Debt Instrument [Line Items]
Maturity Dates	May 2016	[1]
Long-term debt	0	[1]	49	[1]
Loans | Floating Rate Term Loan Due March 2019
Debt Instrument [Line Items]
Maturity Dates	March 2019	[1]
Long-term debt	$ 989	[1]	$ 689	[1]

[1]	The Floating Rate Term Loans are part of the Company’s senior credit facility, which is secured by pledges of capital stock of certain subsidiaries of the Company, and liens on substantially all of the Company’s intellectual property and certain other real and personal property.